Derivative Financial Instruments - Credit Related Derivative Contracts (Details) - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Index credit default swaps
Derivative [Line Items]
Derivative notional amount	$ 3,910.8	$ 324.8
Single name credit default swaps
Derivative [Line Items]
Derivative notional amount	17.8	6.4
Investment Grade | Index credit default swaps
Derivative [Line Items]
Derivative notional amount	2,612.0	62.0
Investment Grade | Single name credit default swaps
Derivative [Line Items]
Derivative notional amount	0.0	0.0
Non-investment Grade | Index credit default swaps
Derivative [Line Items]
Derivative notional amount	1,298.8	262.8
Non-investment Grade | Single name credit default swaps
Derivative [Line Items]
Derivative notional amount	17.6	6.2
Unrated | Index credit default swaps
Derivative [Line Items]
Derivative notional amount	0.0	0.0
Unrated | Single name credit default swaps
Derivative [Line Items]
Derivative notional amount	$ 0.2	$ 0.2